UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Reports to Stockholders.

THE ADVISORS' INNER CIRCLE FUND II

GRT CAPITAL PARTNERS, L.L.C.

GRT ABSOLUTE RETURN FUND

Annual Report **July 31, 2015**

Investment Adviser:

GRT Capital Partners, L.L.C.

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JULY 31, 2015

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2015

SHAREHOLDERS’ LETTER

July 31, 2015

Dear Shareholders:

This annual report for the GRT Absolute Return Fund (the “Fund”), covers the period from August 1, 2014 through July 31, 2015.

During the past year, the Fund’s return fell 16.40%. The Fund underperformed against the Morningstar Moderately Conservative Target Risk Index, which was up 1.43%. The Morningstar Moderately Conservative Target Risk Index was adopted by the Fund as its new benchmark on November 28, 2014 to better reflect the consistent use of hedging which is an important part of the Fund’s investment strategy. The Fund also underperformed against its former benchmark, a 60/40 blend of the Wilshire 5000 Total Market Index and the Barclays U.S. Aggregate Bond Index, which was up 7.78%.

The Fund’s performance was primarily due to the challenging value environment, the costs associated with hedging in a rising market and a collapse in the energy sector.

For this period, a study of more than 1,500 companies in our universe showed that the most expensive quintile of those stocks (with an average Price-to-Earnings Ratio (“P/E”) of 151) had an average return of +18.4%. The bottom quintile (average P/E of 10.0) had an average return of -1%. Growth (a part of the market in which we tend to be short) outperformed value in that study by 19.4% in just twelve months.

Hedging in a rising market is, by definition, costly to the Fund. Consider this statistic: during the entire period, on days when the S&P 500 was UP 1% or more, the Fund underperformed the market by 0.90% on average. But on days when the S&P 500 was DOWN by 1% or more, we outperformed the market by 0.90% on average. We believe our hedges are working, but a hedged vehicle always faces a headwind in a bull market. Hedges, while costly in the short run, are an essential investment in this volatile market.

Further compounding our problems over the last year was the continued collapse of crude oil (down over 56% in the period). All of our investments directly or indirectly related to energy contributed in large part to our underperformance.

We have said this before, but generally speaking every period like this has ended badly for the overvalued stocks, often with little warning. There is no reason to believe that this time will be different. However, timing is always uncertain.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2015

Despite our frustrations with the environment, we remain convinced that our value approach will prove prudent for the preservation and appreciation of capital in the coming year.

GRT Absolute Return Fund

Greg Fraser, CFA

Rudy Kluiber, CFA

Tim Krochuk, CFA

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth less than the original cost. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month end can be obtained by calling 1-877-GRT-4GRT.

Mutual fund investing involves risk, including possible loss of principal. There can be no assurance that the Fund will achieve its stated objective. Losses from short sales are theoretically unlimited. Diversification may not protect against loss.

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Definition of the Comparative Indices

The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.

The Wilshire 5000 Total Market Index, or more simply the Wilshire 5000, is a market-capitalization-weighted index of the market value of all stocks actively traded in the U.S. Currently, the index contains over 4,100 components. The index is intended to measure the performance of most publicly traded companies headquartered in the U.S., with readily available price data.

The Morningstar Moderately Conservative Target Risk Index utilizes asset allocation methodologies developed and maintained by Ibbotson Associates, a Morningstar company. The index seeks approximately 40% exposure to global equity markets and 60% exposure to global bond markets.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2015

Growth of a $10,000 Investment

	ANNUALIZED TOTAL RETURN FOR THE PERIODS ENDED JULY 31, 2015
	One Year Return	Three Year Return	Annualized Inception to Date*
GRT Absolute Return Fund, Advisor Class Shares	-16.40%	-4.17%	-2.45%
Morningstar Moderately Conservative Target Risk Index	1.43%	5.83%	5.91%
60/40 Hybrid Wilshire 5000 Total Market Index & Barclays U.S. Aggregate Bond Index	7.78%	11.12%	10.07%
Wilshire 5000 Total Market Index	11.03%	17.74%	14.17%
Barclays U.S. Aggregate Bond Index	2.82%	1.60%	3.73%

*The Fund commenced operations on December 14, 2010.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, it may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.

See definition of the comparative indices on page 2.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2015

SECTOR WEIGHTINGS (Unaudited)†:

	Long	Short	Net
Short-Term Investment	15.0%	(0.0)%	15.0%
Health Care	15.5	(0.9)	14.6
Energy	11.2	(0.4)	10.8
Financials	10.6	(0.1)	10.5
Consumer Staples	10.2	(0.1)	10.1
Consumer Discretionary	9.9	(1.4)	8.5
Materials	8.5	(0.3)	8.2
Industrials	6.7	(0.7)	6.0
Information Technology	8.7	(3.1)	5.6
Exchange Traded Funds	2.7	(0.0)	2.7
Closed-End Funds	0.6	(0.3)	0.3
Exchange Traded Note	0.4	(0.0)	0.4
Warrants	0.0	(0.0)	0.0
Telecommunication Services	0.0	(0.0)	0.0

Total Investments			92.7

Other Assets and Liabilities, Net			7.3

			100.0%

† Percentages are based on total investments. Purchased and written options are excluded.

SCHEDULE OF INVESTMENTS COMMON STOCK — 75.8%

	Shares	Value

CONSUMER DISCRETIONARY — 9.3%
Bed Bath & Beyond (A)*	2,500	$163,075
Creative Learning*	10,000	4,600
Gap (A)(B)	4,000	145,920
Hanesbrands (A)	6,000	186,180
Honda Motor ADR (A)	2,000	67,920
Murphy USA*	400	21,904
Sirius XM Canada Holdings, Cl A	2,400	9,524
Sonic Automotive, Cl A (A)	500	11,645
Tata Motors ADR	1,000	29,660
TJX (A)	1,500	104,730
Viacom, Cl B (A)	2,000	114,000

		859,158

CONSUMER STAPLES — 9.5%
Archer-Daniels-Midland (A)(B)	2,000	94,840
Cal-Maine Foods (A)	500	27,080
Colgate-Palmolive (A)	500	34,010

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2015

COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — continued
Diageo ADR (A)(B)	500	$56,155
JM Smucker (A)(B)	1,600	178,704
Kimberly-Clark (A)(B)	2,000	229,940
Mondelez International, Cl A (A)(B)	2,000	90,260
PepsiCo (A)(B)	1,000	96,350
Unilever ADR	1,000	45,330
Village Farms International*	40,000	25,997

		878,666

ENERGY — 10.5%
Antero Resources (A)*	400	11,004
Birchcliff Energy*	12,000	54,318
Canadian Natural Resources	3,000	73,140
Carrizo Oil & Gas (A)*	1,000	38,130
Cenovus Energy (B)	2,000	29,160
Chevron (A)	500	44,240
ConocoPhillips (B)	1,000	50,340
CONSOL Energy (A)	3,000	49,560
Gibson Energy	2,000	29,484
Hess (A)	1,000	59,010
Karoon Gas Australia*	25,000	42,760
Laredo Petroleum*	2,000	17,140
Marathon Oil (A)(B)	3,000	63,030
National Oilwell Varco (A)	500	21,065
Painted Pony Petroleum, Cl A*	3,000	16,149
Parkland Fuel	4,000	72,852
Phillips 66 (A)(B)	600	47,700
Suncor Energy (B)	6,000	168,960
Surge Energy	3,000	5,436
Valero Energy (A)	500	32,800
Whiting Petroleum (A)(B)*	1,500	30,735
Xtreme Drilling & Coil Services*	8,000	15,843

		972,856

FINANCIALS — 9.8%
Bank of New York Mellon (A)(B)	1,000	43,400
Berkshire Hathaway, Cl B (B)*	500	71,370
CBOE Holdings (B)	3,000	185,940
Comerica (A)	500	23,715
Discover Financial Services (A)	500	27,905
Element Financial*	1,000	15,155
First Pacific ADR	3,000	12,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2015

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
JPMorgan Chase (A)(B)	1,000	$68,530
Morgan Stanley (A)	500	19,420
Plaza Retail†	4,000	13,243
Raymond James Financial (A)	500	29,500
Sprott	25,000	40,142
SunTrust Banks (A)	500	22,170
Wells Fargo (A)(B)	2,000	115,740
Weyerhaeuser† (A)(B)	6,000	184,140
WPT Industrial†	2,000	24,880
Zions Bancorporation (A)	500	15,595

		912,965

HEALTH CARE — 14.5%
Abbott Laboratories (B)	2,000	101,380
Adocia*	1,000	95,306
Alcobra*	2,000	14,780
ANI Pharmaceuticals*	400	28,412
BioDelivery Sciences International*	5,000	40,750
Boston Scientific (A)(B)*	10,000	173,400
Express Scripts Holding (A)*	500	45,035
GlaxoSmithKline ADR (A)(B)	2,000	86,880
Halyard Health (B)*	500	20,370
Medtronic (A)(B)	1,500	117,585
Merck (A)(B)	3,000	176,880
Novartis ADR (A)	2,000	207,500
Sanofi ADR (A)(B)	4,000	215,960
Vascular Biogenics*	2,000	12,000
Zosano Pharma*	1,000	7,810

		1,344,048

INDUSTRIALS — 6.2%
Ag Growth International	2,000	69,182
Delta Air Lines (A)(B)	2,500	110,850
Hertz Global Holdings (A)*	4,000	67,960
Ingersoll-Rand (A)(B)	1,000	61,400
ITT (A)	2,500	95,000
Knoll (A)	500	12,100
Tyco International (A)(B)	2,500	94,975
Xylem (A)	2,000	69,060

		580,527

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2015

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — 8.1%
Apple (A)(B)	1,000	$121,300
COM DEV International	5,000	19,650
DataWind*	4,300	6,379
Dolby Laboratories, Cl A (A)(B)	1,500	52,725
Flextronics International (A)(B)*	8,000	88,080
Google, Cl A (A)(B)*	300	197,250
Intuit (A)	1,000	105,770
MasterCard, Cl A (A)	1,000	97,400
Opsens*	2,000	1,223
QHR*	5,000	5,429
Xerox (A)	5,000	55,100

		750,306

MATERIALS — 7.9%
Agnico-Eagle Mines (B)	3,000	66,390
Agrium (A)	1,000	102,260
Asanko Gold*	10,000	15,500
CF Industries Holdings (A)	1,000	59,200
Cytec Industries (A)	500	37,115
Detour Gold*	5,000	48,515
Dominion Diamond (A)	6,000	74,700
Nevsun Resources	20,000	64,000
OceanaGold	1,000	1,728
Polaris Materials*	10,000	15,292
Royal Gold (A)	1,000	50,420
ShawCor	2,000	47,009
Silver Wheaton (A)(B)	8,000	104,640
Stornoway Diamond*	20,000	12,539
Turquoise Hill Resources*	10,000	33,900

		733,208

TOTAL COMMON STOCK (Cost $5,644,589)		7,031,734

REGISTERED INVESTMENT COMPANIES — 3.4%
CLOSED-END FUNDS — 0.6%
AllianceBernstein Income Fund	5,000	37,450
Boulder Growth & Income Fund	2,000	16,820

TOTAL CLOSED-END FUNDS (Cost $55,712)		54,270

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2015

REGISTERED INVESTMENT COMPANIES — continued

	Shares/ Number of Warrants	Value

EXCHANGE TRADED FUNDS — 2.4%
iShares MSCI Japan Small Cap	500	$29,425
iShares MSCI Singapore	1,000	12,040
SPDR S&P Regional Banking ETF (A)	1,000	43,620
Vanguard FTSE Emerging Markets ETF (A)(B)	3,000	114,960
WisdomTree Japan SmallCap Dividend Fund	500	28,355

TOTAL EXCHANGE TRADED FUNDS (Cost $210,332)		228,400

EXCHANGE TRADED NOTE — 0.4%
PowerShares DB Inverse Japanese Government Bond Future ETN* (Cost $39,485)	2,000	36,020

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $305,529)		318,690

WARRANTS — 0.0%
Stornoway Diamond* Expires 07/08/2016 (Cost $1,026)	10,000	765

SHORT-TERM INVESTMENT — 14.0%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (B)(C) (Cost $1,298,002)	1,298,002	1,298,002

TOTAL INVESTMENTS — 93.2% (Cost $7,249,146)		$8,649,191

SECURITIES SOLD SHORT COMMON STOCK — (6.5)%

CONSUMER DISCRETIONARY — (1.3)%
bebe stores	(4,000)	(7,360)
Career Education*	(2,000)	(6,360)
Cnova*	(1,000)	(5,050)
ReachLocal*	(2,000)	(5,700)
Under Armour, Cl A*	(500)	(49,665)
Zoe’s Kitchen*	(1,000)	(44,850)

		(118,985)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2015

SECURITIES SOLD SHORT COMMON STOCK — continued

	Shares	Value

CONSUMER STAPLES — (0.1)%
United Natural Foods*	(250)	$(11,383)

ENERGY — (0.4)%
Dawson Geophysical*	(4,000)	(16,520)
Gulf Island Fabrication	(2,000)	(22,820)

		(39,340)

FINANCIALS — (0.1)%
Ladenburg Thalmann Financial Services*	(2,000)	(6,080)

HEALTH CARE — (0.8)%
Argos Therapeutics*	(2,500)	(15,263)
Axovant Sciences*	(500)	(7,005)
Bovie Medical*	(1,000)	(2,310)
Fluidigm*	(2,500)	(50,075)

		(74,653)

INDUSTRIALS — (0.6)%
Active Power*	(3,000)	(5,940)
Graco	(500)	(35,745)
Raven Industries	(1,000)	(19,430)

		(61,115)

INFORMATION TECHNOLOGY — (2.9)%
Advanced Micro Devices*	(5,000)	(9,650)
Autodesk*	(500)	(25,290)
Coupons.com*	(500)	(4,865)
Knowles*	(500)	(9,525)
Paycom Software*	(5,000)	(160,000)
Rackspace Hosting*	(1,000)	(34,030)
Silicon Graphics International*	(1,000)	(5,110)
Tremor Video*	(2,000)	(4,860)
Unisys*	(497)	(7,887)
Violin Memory*	(3,000)	(7,080)

		(268,297)

MATERIALS — (0.3)%
AK Steel Holding*	(4,000)	(11,800)
Comstock Mining*	(20,000)	(11,900)
Sutor Technology Group*	(339)	(542)

		(24,242)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
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JULY 31, 2015

SECURITIES SOLD SHORT COMMON STOCK — continued

	Shares/ Contracts	Value

TELECOMMUNICATION SERVICES — (0.0)%
Windstream Holdings	(1,000)	$(4,850)

TOTAL COMMON STOCK (Proceeds $494,149)		(608,945)

REGISTERED INVESTMENT COMPANY — (0.3)%
CLOSED-END FUND — (0.3)%
PIMCO High Income Fund	(2,500)	(24,275)

TOTAL REGISTERED INVESTMENT COMPANY (Proceeds $27,664)		(24,275)

TOTAL SECURITIES SOLD SHORT— (6.8)% (Proceeds $521,813)		$(633,220)

PURCHASED EQUITY OPTIONS — 3.8%‡*
Call
Allied New Gold Call
Expires 1/15/2016, Strike Price $3.00	250	—
Barrick Gold Call
Expires 1/15/2016, Strike Price $10.00	15	420
Denbury Resources Call
Expires 1/15/2016, Strike Price $10.00	30	90
Expires 1/20/2017, Strike Price $8.00	40	800
Expires 1/20/2017, Strike Price $5.00	44	3,300
Goldcorp Call
Expires 1/15/2016, Strike Price $18.00	20	880
Silver Wheaton Call
Expires 1/20/2017, Strike Price $10.00	16	7,120

		12,610

Put
3D Systems Put
Expires 1/15/2016, Strike Price $45.00	4	12,720
Expires 1/15/2016, Strike Price $50.00	8	28,800
A10 Networks Put
Expires 9/18/2015, Strike Price $5.00	10	250
athenahealth Put
Expires 1/15/2016, Strike Price $135.00	4	4,164

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

PURCHASED EQUITY OPTIONS‡* — continued

	Contracts	Value

Cheniere Energy Put
Expires 1/15/2016, Strike Price $40.00	5	$280
Compass Minerals International Put
Expires 8/21/2015, Strike Price $80.00	10	1,300
Direxion Daily Semicondct Bull 3X Put
Expires 1/15/2016, Strike Price $80.00	20	8,200
Direxion Daily Small Cap Bull 3X Shares Put
Expires 10/16/2015, Strike Price $65.00	20	2,980
Expires 1/15/2016, Strike Price $50.00	2	390
Expires 1/15/2016, Strike Price $70.00	20	10,600
Expires 1/15/2016, Strike Price $74.52	22	14,520
Expires 1/15/2016, Strike Price $79.52	16	13,440
Expires 1/15/2016, Strike Price $84.52	2	2,120
Facebook Put
Expires 1/15/2016, Strike Price $50.00	5	50
Financial Select Sector SPDR Fund Put
Expires 1/15/2016, Strike Price $25.00	50	5,100
Fuelcell Energy Put
Expires 1/15/2016, Strike Price $2.50	1	155
GoPro Put
Expires 1/20/2017, Strike Price $35.00	10	2,050
Guggenheim S&P 500 Equal Weight ETF Put
Expires 9/18/2015, Strike Price $80.00	20	2,300
iShares Russell 2000 Growth ETF Put
Expires 11/20/2015, Strike Price $160.00	20	16,400
iShares S&P Small-Capital 600 Growth ETF Put
Expires 10/16/2015, Strike Price $137.00	20	12,400
Lincoln Electric Holdings Put
Expires 8/21/2015, Strike Price $60.00	5	425
Maxwell Technologies Put
Expires 9/18/2015, Strike Price $5.00	10	600
Netflix Put
Expires 1/20/2017, Strike Price $30.00	70	3,080
Plug Power Put
Expires 1/15/2016, Strike Price $12.00	10	9,450
Expires 1/15/2016, Strike Price $10.00	10	7,450
PowerShares QQQ Trust, Series 1 Put
Expires 1/15/2016, Strike Price $85.00	20	780
ProShares Ultra QQQ Put
Expires 1/15/2016, Strike Price $50.00	20	740
Expires 1/15/2016, Strike Price $67.50	40	10,200
Expires 1/15/2016, Strike Price $70.00	40	12,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

PURCHASED EQUITY OPTIONS‡* — continued

	Contracts	Value

ProShares Ultra S&P 500 Put
Expires 1/15/2016, Strike Price $55.00	40	$5,640
Expires 1/15/2016, Strike Price $60.00	40	8,080
Expires 1/15/2016, Strike Price $62.50	20	5,180
Expires 1/15/2016, Strike Price $65.00	80	34,000
Expires 1/15/2016, Strike Price $67.50	32	14,080
ProShares UltraPro QQQ Put
Expires 1/15/2016, Strike Price $110.00	10	9,900
Expires 1/20/2017, Strike Price $75.00	10	8,000
Rackspace Hosting Put
Expires 1/15/2016, Strike Price $40.00	5	3,200
Salesforce.com Put
Expires 1/15/2016, Strike Price $35.00	50	500
Expires 1/15/2016, Strike Price $50.00	10	490
SolarCity Put
Expires 1/15/2016, Strike Price $35.00	5	405
Expires 1/15/2016, Strike Price $40.00	10	1,190
Expires 1/15/2016, Strike Price $45.00	10	2,030
Expires 1/20/2017, Strike Price $70.00	1	1,890
SPDR S&P 500 ETF Trust Put
Expires 1/15/2016, Strike Price $90.00	2	338
Tableau Software Put
Expires 1/20/2017, Strike Price $65.00	5	1,650
Tesla Motors Put
Expires 1/15/2016, Strike Price $110.00	2	88
Expires 1/15/2016, Strike Price $150.00	10	1,900
Expires 1/15/2016, Strike Price $180.00	8	3,200
Expires 1/20/2017, Strike Price $220.00	4	11,620
Expires 1/20/2017, Strike Price $230.00	8	26,200
TripAdvisor Put
Expires 1/15/2016, Strike Price $60.00	5	425
Expires 1/15/2016, Strike Price $70.00	15	4,905
Workday Put
Expires 1/15/2016, Strike Price $65.00	20	3,100
Expires 1/15/2016, Strike Price $70.00	4	980
Expires 1/15/2016, Strike Price $75.00	8	3,120
Zillow Group Put
Expires 1/15/2016, Strike Price $30.00	5	975

		336,430

TOTAL PURCHASED EQUITY OPTIONS (Cost $964,331)		$349,040

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

WRITTEN EQUITY OPTIONS — (1.0)%‡*

	Contracts	Value

Put
Graco Put
Expires 8/21/2015, Strike Price $70.00	(4)	$(340)
Rackspace Hosting Put
Expires 9/18/2015, Strike Price $36.00	(10)	(4,100)

		(4,440)

Call
Agrium Call
Expires 10/16/2015, Strike Price $115.00	(10)	(800)
Antero Resources Call
Expires 8/21/2015, Strike Price $30.00	(4)	(180)
Apple Call
Expires 8/21/2015, Strike Price $140.00	(5)	(10)
Expires 10/16/2015, Strike Price $135.00	(5)	(540)
Archer-Daniels-Midland Call
Expires 9/18/2015, Strike Price $55.00	(20)	(100)
Bank of New York Mellon Call
Expires 9/18/2015, Strike Price $45.00	(10)	(420)
Bed Bath & Beyond Call
Expires 8/21/2015, Strike Price $75.00	(25)	(75)
Boston Scientific Call
Expires 8/21/2015, Strike Price $18.00	(6)	(78)
Expires 9/18/2015, Strike Price $18.00	(20)	(600)
Expires 11/20/2015, Strike Price $19.00	(20)	(740)
Cal-Maine Foods Call
Expires 8/21/2015, Strike Price $55.00	(5)	(725)
Carrizo Oil & Gas Call
Expires 8/21/2015, Strike Price $45.00	(10)	(180)
CF Industries Holdings Call
Expires 8/21/2015, Strike Price $65.00	(10)	(460)
Chevron Call
Expires 8/21/2015, Strike Price $100.00	(5)	(30)
Colgate-Palmolive Call
Expires 8/21/2015, Strike Price $67.50	(5)	(570)
Comerica Call
Expires 8/21/2015, Strike Price $50.00	(5)	(100)
CONSOL Energy Call
Expires 8/21/2015, Strike Price $20.00	(30)	(270)
Cytec Industries Call
Expires 9/18/2015, Strike Price $60.00	(5)	(8,250)
Delta Air Lines Call
Expires 9/18/2015, Strike Price $44.00	(25)	(5,300)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

WRITTEN EQUITY OPTIONS‡* — continued

	Contracts	Value

Diageo Call
Expires 10/16/2015, Strike Price $125.00	(5)	$(300)
Discover Financial Services Call
Expires 8/21/2015, Strike Price $60.00	(5)	(50)
Dolby Laboratories Call
Expires 9/18/2015, Strike Price $35.00	(15)	(1,725)
Expires 9/18/2015, Strike Price $40.00	(15)	(375)
Dominion Diamond Call
Expires 11/20/2015, Strike Price $17.50	(30)	(900)
Express Scripts Holding Call
Expires 8/21/2015, Strike Price $92.50	(5)	(450)
Flextronics International Call
Expires 8/21/2015, Strike Price $11.00	(40)	(1,040)
Expires 9/18/2015, Strike Price $11.00	(40)	(1,600)
Gap Call
Expires 8/21/2015, Strike Price $40.00	(40)	(320)
GlaxoSmithKline Call
Expires 11/20/2015, Strike Price $45.00	(20)	(2,100)
Google Call
Expires 9/18/2015, Strike Price $750.00	(3)	(315)
Hanesbrands Call
Expires 10/16/2015, Strike Price $32.50	(60)	(3,300)
Hertz Global Holdings Call
Expires 9/18/2015, Strike Price $23.00	(20)	(100)
Expires 10/16/2015, Strike Price $20.00	(20)	(1,000)
Hess Call
Expires 7/31/2015, Strike Price $72.50	(10)	(130)
Expires 9/18/2015, Strike Price $62.50	(10)	(1,130)
Honda Motor Call
Expires 10/16/2015, Strike Price $35.00	(20)	(1,500)
Ingersoll-Rand Call
Expires 9/18/2015, Strike Price $70.00	(10)	(100)
Intuit Call
Expires 8/21/2015, Strike Price $105.00	(10)	(2,800)
ITT Call
Expires 10/16/2015, Strike Price $40.00	(25)	(2,250)
JM Smucker Call
Expires 8/21/2015, Strike Price $110.00	(16)	(4,336)
JPMorgan Chase Call
Expires 8/21/2015, Strike Price $72.50	(10)	(50)
Kimberly-Clark Call
Expires 10/16/2015, Strike Price $115.00	(20)	(4,700)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

WRITTEN EQUITY OPTIONS‡* — continued

	Contracts	Value

Knoll Call
Expires 9/18/2015, Strike Price $25.00	(5)	$(375)
Marathon Oil Call
Expires 9/18/2015, Strike Price $23.00	(15)	(720)
MasterCard Call
Expires 10/16/2015, Strike Price $105.00	(5)	(360)
Medtronic Call
Expires 8/21/2015, Strike Price $80.00	(15)	(780)
Merck Call
Expires 8/21/2015, Strike Price $57.50	(15)	(2,550)
Expires 8/21/2015, Strike Price $60.00	(15)	(450)
Mondelez International Call
Expires 9/18/2015, Strike Price $43.00	(20)	(5,120)
Morgan Stanley Call
Expires 8/21/2015, Strike Price $40.50	(5)	(70)
National Oilwell Varco Call
Expires 8/21/2015, Strike Price $50.00	(5)	(25)
Novartis Call
Expires 10/16/2015, Strike Price $110.00	(20)	(2,000)
PepsiCo Call
Expires 10/16/2015, Strike Price $95.00	(10)	(2,790)
Phillips 66 Call
Expires 8/21/2015, Strike Price $87.50	(6)	(54)
Raymond James Financial Call
Expires 8/21/2015, Strike Price $60.00	(5)	(350)
Royal Gold Call
Expires 10/16/2015, Strike Price $75.00	(10)	(200)
Sanofi Call
Expires 9/18/2015, Strike Price $55.00	(20)	(2,500)
Expires 12/18/2015, Strike Price $60.00	(10)	(1,000)
Silver Wheaton Call
Expires 10/16/2015, Strike Price $15.00	(10)	(480)
Sonic Automotive Call
Expires 8/21/2015, Strike Price $25.00	(5)	(250)
SPDR S&P Regional Banking ETF Call
Expires 9/18/2015, Strike Price $45.00	(10)	(500)
SunTrust Banks Call
Expires 8/21/2015, Strike Price $45.00	(5)	(270)
TJX Call
Expires 10/16/2015, Strike Price $70.00	(15)	(3,285)
Tyco International Call
Expires 10/16/2015, Strike Price $39.00	(25)	(2,500)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

WRITTEN EQUITY OPTIONS‡* — continued

	Contracts	Value

Valero Energy Call
Expires 8/21/2015, Strike Price $65.00	(5)	$(1,085)
Vanguard FTSE Emerging Markets ETF Call
Expires 10/16/2015, Strike Price $39.00	(15)	(1,425)
Viacom Call
Expires 9/18/2015, Strike Price $62.50	(20)	(1,200)
Wells Fargo Call
Expires 8/21/2015, Strike Price $57.50	(20)	(1,400)
Weyerhaeuser Call
Expires 9/18/2015, Strike Price $31.00	(30)	(2,100)
Whiting Petroleum Call
Expires 7/31/2015, Strike Price $30.00	(15)	(75)
Expires 8/21/2015, Strike Price $25.00	(15)	(360)
Xerox Call
Expires 9/18/2015, Strike Price $11.00	(25)	(1,050)
Xylem Call
Expires 1/15/2016, Strike Price $35.00	(10)	(1,900)
Expires 1/15/2016, Strike Price $40.00	(10)	(800)
Zions Bancorporation Call
Expires 8/21/2015, Strike Price $32.00	(5)	(160)

		(88,183)

TOTAL WRITTEN EQUITY OPTIONS (Premiums Received $125,411)		$(92,623)

Percentages are based on Net Assets of $9,276,091.

*	Non-income producing security.
†	Real Estate Investment Trust
‡	During the year ended July 31, 2015, the Fund had an average volume of 1,583 option contracts outstanding.
(A)	Underlying security for a written option.
(B)	All or a portion of the shares have been committed as collateral for open short positions.
(C)	The rate shown is the 7-day effective yield as of July 31, 2015.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

FTSE — Financial Times and Stock Exchange

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s investments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,031,734	$—	$—	$7,031,734
Registered Investment Companies	318,690	—	—	318,690
Warrants	—	765	—	765
Short-Term Investment	1,298,002	—	—	1,298,002
Purchased Equity Options	349,040	—	—	349,040

Total Assets	$8,997,466	$765	$—	$8,998,231

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(608,945)	$—	$—	$(608,945)
Registered Investment Company	(24,275)	—	—	(24,275)
Written Equity Options	(92,623)	—	—	(92,623)

Total Liabilities	$(725,843)	$—	$—	$(725,843)

During the year ended July 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. During the year ended July 31, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

See Note 2 for further details of valuation leveling considerations.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $7,249,146)	$8,649,191
Equity Options Purchased, at value (Cost $964,331)	349,040
Deposits held at Prime Broker	1,003,841
Receivable for Investment Securities Sold	59,572
Dividends Receivable	2,558
Tax Reclaims Receivable	2,070
Unrealized Gain on Foreign Currency Spot Contracts	55
Prepaid Expenses	7,432

Total Assets	10,073,759

Liabilities:
Securities Sold Short, at Value (Proceeds $521,813)	633,220
Written Equity Options, at Value (Premiums Received $125,411)	92,623
Payable for Investment Securities Purchased	23,259
Payable due to Investment Adviser	3,616
Payable due to Administrator	2,139
Shareholder Service Fees Payable	1,842
Chief Compliance Officer Fees Payable	1,362
Payable due to Trustees	575
Unrealized Loss on Foreign Currency Spot Contracts	96
Other Accrued Expenses	38,936

Total Liabilities	797,668

Net Assets	$9,276,091

Net Assets Consist of:
Paid-in Capital	$11,501,468
Distributions in Excess of Net Investment Income	(18,715)
Accumulated Net Realized Loss on Investments, Purchased and Written Options and Securities Sold Short	(2,912,793)
Net Unrealized Appreciation on Investments, Purchased and Written Options and Securities Sold Short	706,135
Net Unrealized Depreciation on Foreign Currency Translation	(4)

Net Assets	$9,276,091

Net Asset Value, Offering and Redemption Price Per Share* — (unlimited authorization — no par value) Advisor Class Shares ($9,276,091 ÷ 1,142,556)	$8.12

* Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
FOR THE YEAR ENDED
JULY 31, 2015

STATEMENT OF OPERATIONS
Investment Income
Dividend Income	$166,474
Less: Foreign Taxes Withheld	(8,420)

Total Investment Income	158,054

Expenses
Investment Advisory Fees	103,814
Administration Fees	17,868
Trustees’ Fees	3,593
Chief Compliance Officer Fees	839
Transfer Agent Fees	30,253
Printing Fees	22,140
Audit Fees	21,891
Registration Fees	19,378
Shareholder Servicing Fees	12,290
Custodian Fees	11,275
Broker Fees and Interest on Securities Sold Short	6,963
Dividend Expense on Securities Sold Short	4,449
Legal Fees	3,297
Insurance and Other Expenses	5,879

Total Expenses	263,929
Less: Waiver of Investment Advisory Fees	(96,990)
Fees Paid Indirectly	(4)

Net Expenses	166,935

Net Investment Loss	(8,881)

Net Realized Gain (Loss) on:
Investments	454,587
Securities Sold Short	(99,036)
Purchased Equity Options	(801,204)
Written Equity Options	61,779
Foreign Currency Transactions	(10,939)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,363,281)
Securities Sold Short	79,304
Purchased Equity Options	(200,227)
Written Equity Options	34,659
Foreign Currency Translation	2

Net Realized and Unrealized Loss on Investments	(1,844,356)

Net Decrease in Net Assets Resulting from Operations	$(1,853,237)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended July 31, 2015	Year Ended July 31, 2014
Operations:
Net Investment Income (Loss)	$(8,881)	$62,661
Net Realized Loss on Investments, Securities Sold Short, Purchased and Written Equity Options and Foreign Currency Transactions	(394,813)	(844,669)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Securities Sold Short, Purchased and Written Equity Options and Foreign Currency Translation	(1,449,543)	1,582,534

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,853,237)	800,526

Dividends and Distributions:
Net Investment Income	(70,431)	(1,889)

Total Dividends and Distributions	(70,431)	(1,889)

Capital Share Transactions:
Issued	65,501	10,250
Reinvestment of Distributions	70,405	1,889
Redeemed	(265,942)	(319,581)

Net Decrease from Capital Share Transactions	(130,036)	(307,442)

Total Increase (Decrease) in Net Assets	(2,053,704)	491,195

Net Assets:
Beginning of Year	11,329,795	10,838,600

End of Year (including distributions in excess of net investment income and undistributed net investment income of $(18,715) and $63,200, respectively)	$9,276,091	$11,329,795

Share Transactions:
Issued	7,086	1,065
Reinvestment of Distributions	8,037	211
Redeemed	(30,757)	(34,870)

Net Decrease in Shares Outstanding	(15,634)	(33,594)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year or Period

	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013	Year Ended July 31, 2012	Period Ended July 31, 2011*
Net Asset Value, Beginning of Period	$9.78	$9.09	$9.66	$9.99	$10.00

Income from Investment Operations:
Net Investment Income (Loss)(1)	(0.01)	0.05	(0.01)	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Purchased and Written Equity Options and Foreign Currency Transactions	(1.59)	0.64	(0.19)	0.12	—

Total from Investment Operations	(1.60)	0.69	(0.20)	0.13	(0.01)

Redemption Fees	—	—	—	—	—	††

Dividends and Distributions from:
Net Investment Income	(0.06)	— ††	—	(0.02)	—
Net Realized Gain	—	—	(0.37)	(0.44)	—

Total Dividends and Distributions	(0.06)	— ††	(0.37)	(0.46)	—

Net Asset Value, End of Period	$8.12	$9.78	$9.09	$9.66	$9.99

Total Return†	(16.40)%	7.61%	(2.18)%	1.43%	(0.10)	%***

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$9,276	$11,330	$10,839	$11,889	$11,921
Ratio of Expenses to Average Net Assets (including dividends, broker fees, interest on securities sold short and excluding waivers, expense reimbursements and fees paid indirectly)	2.54%	2.93%	3.33%	3.15%	2.93	%**
Ratio of Expenses to Average Net Assets (including dividends, broker fees, interest on securities sold short, waivers and expense reimbursements/excluding fees paid indirectly)(2)	1.61%	2.00%	2.51%	2.22%	1.62	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.09)%	0.57%	(0.08)%	0.09%	(0.21)	%**
Portfolio Turnover Rate	21%	19%	20%	30%	11	%***

†	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Periods less than one year have not been annualized.

††	Amount less than $0.01.

*	Commenced operations on December 14, 2010.

**	Annualized.

***	Not annualized.

(1)	Per share data calculated using average shares method.

(2)	Excluding dividends, broker fees, and interest on securities sold short, the ratio of expenses to average net assets would have been 1.50% for the years ended July 31, 2015, July 31, 2014, July 31, 2013, July 31, 2012 and the period ended July 31, 2011, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 42 funds. The financial statements herein are those of the GRT Absolute Return Fund, a diversified fund (the “Fund”). The Fund commenced operations on December 14, 2010. The financial statements of the remaining funds in the Trust are presented separately. The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the “Adviser”), the Fund’s adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to underperform. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates —The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, provided such amount approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Purchased and written options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price or ask price, respectively.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2015, there were no fair valued securities.

All exchange-traded Registered Investment Companies held in the Fund’s portfolios are valued at the closing price from the primary exchange. All open end investment companies held in the Fund’s Portfolio are valued at the published net asset value.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.

For the year ended July 31, 2015, there have been no significant changes to the Trust’s fair value methodology.

Securities Sold Short — The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Adviser believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as broker fees and interest on securities sold short in its Statement of Operations. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense in its Statement of Operations.

Short sales are collateralized by cash deposits with the counterparty broker, Morgan Stanley, and pledged securities held at the custodian, MUFG Union Bank, N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Fed Open Rate plus 150 basis points on the amount of any shortfall in the required cash margin.

The Fund had prime brokerage borrowings throughout the period ended July 31, 2015 as follows:

Maximum Amount Borrowed	Average Outstanding Balance	Effective Interest Rate Paid	Interest Paid
$195,278	$8,613	2.11%	$183

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2015

“more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended July 31, 2015, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended July 31, 2015, the Fund did not incur any interest or penalty.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Options Written/Purchased — The Fund invests in financial options contracts to add return or to economically hedge its existing portfolio

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securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received from writing or paid for purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the year ended July 31, 2015.

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Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the year ended July 31, 2015 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the year	621	$78,447
Written	2,701	318,599
Exercised	(85)	(8,732)
Expired	(1,097)	(105,013)
Closing buys	(1,031)	(157,890)
Balance at the end of the year	1,109	$125,411

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

Redemption Fees — The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the year ended July 31, 2015, the Fund did not retain any redemption fees.

3.	Transactions with Affiliates:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers and trustee are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer (“CCO”) and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

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4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The GRT Value Fund and the GRT Absolute Return Fund (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended July 31, 2015, the Fund was charged $17,868 for these services.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the Fund’s Advisor Class Shares’ average net assets. For the year ended July 31, 2015, the Advisor Class Shares incurred 0.12% of average daily net assets or $12,290 of shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2015, the Fund earned $4 of cash management credits. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may

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retain the difference between the “Total Annual Fund Operating Expenses” and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period, up to the expense cap in place at the time the expenses were waived. As of July 31, 2015, fees which were previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $95,555, expiring in 2016, $101,811, expiring in 2017 and $102,314 expiring in 2018. For the year ended July 31, 2015, there has been no recoupment of previously waived and reimbursed fees.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $1,871,841 and $3,743,229, respectively, for the year ended July 31, 2015. The cost of purchases to cover securities sold short and the proceeds from securities sold short were $557,993 and $752,590, respectively, for the year ended July 31, 2015. There were no purchases or sales of long-term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences that are primarily attributable to investment in Passive Foreign Investment Companies, investments in REITs, and foreign currency have been reclassified to (from) the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
$(2,603)	$2,603	$—

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These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2015	$70,431	$—	$70,431
2014	1,889	—	1,889

As of July 31, 2015, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$—
Capital Loss Carryforwards	(2,286,358)
Deferred Late-Year Losses	(7,485)
Unrealized Appreciation/(Depreciation)	617,076
Other Temporary Differences	(548,610)

Total	$(2,225,377)

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2015 through July 31, 2015 and specified losses realized on investment transactions from November 1, 2014 through July 31, 2015, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Long-Term Loss	Total
$2,008,507	$277,851	$2,286,358

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Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding short-term investments, securities sold short, purchased options and written options, held by the Fund at July 31, 2015 were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$7,338,199	$2,134,240	$(823,248)	$1,310,992

8.	Other:

At July 31, 2015, 96% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

9.	Subsequent Events:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2015.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund II

and Shareholders of GRT Absolute Return Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of GRT Absolute Return Fund (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)) as of July 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period December 14, 2010 (commencement of operations) to July 31, 2011. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of GRT Absolute Return Fund (one of the series constituting The Advisors’ Inner Circle Fund II) at July 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended and the period December 14, 2010 (commencement of operations) to July 31, 2011, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania

September 29, 2015

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INTERESTED BOARD MEMBERS[3,4]
ROBERT NESHER 68 yrs. old	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. Vice Chairman of the Advisors’ Inner Circle Fund III, O’Connor EQUUS, Winton Series Trust and Winton Diversified Opportunities Fund. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to September 2013. President and Director of SEI Opportunity Fund, L.P. to 2010.
WILLIAM M. DORAN 1701 Market Street Philadelphia, PA 19103 75 yrs. old	Trustee (Since 1991)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor.
INDEPENDENT BOARD MEMBERS[4]
JOHN K. DARR 70 yrs. old	Trustee (Since 2008)	Retired. CEO, Office of Finance, Federal Home Loan Banks, from 1992 to 2007.
JOSEPH T. GRAUSE, JR. 63 yrs. old	Trustee (Since 2011)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., February 2010 to May 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., May 2007 to February 2010.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Denotes Trustees who may be deemed to be ‘‘interested’’ persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Board Members oversee 42 funds in The Advisors’ Inner Circle Fund II.

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deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-GRT-4GRT. The following chart lists Trustees and Officers as of July 31, 2015.

Other Directorships Held by Board Member[5]

Current Directorships: Trustee of The Advisor’s Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. President and Director of SEI Structured Credit Fund, L.P. Director of SEI Global Master Fund PLC, SEI Global Assets Fund PLC, SEI Global Investments Fund PLC, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.
Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010 and Director of the SEI Alpha Strategy Portfolio LP to 2013.
Current Directorships: Trustee of The The Advisors’ Inner Circle Fund II, Advisors’ Inner Circle Fund III, Bishop Street Funds, O’Connor EQUUS, Winton Series Trust, Winton Diversified Opportunities Fund, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Director of the Distributor since 2003.
Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, Federal Home Loan Bank of Pittsburgh. Director, Manna, Inc. (non-profit developer of affordable housing for ownership).
Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director, The Korea Fund, Inc.

5	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
INDEPENDENT BOARD MEMBERS[3] (continued)
MITCHELL A. JOHNSON 73 yrs. old	Trustee (Since 2005)	Retired. Private investor and self-employed consultant (strategic investments) since 1994.
BETTY L. KRIKORIAN 72 yrs. old	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003.
BRUCE R. SPECA 59 yrs. old	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), June 2010 to May 2011; Executive Vice President—Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), June 2013 to June 2010.
GEORGE J. SULLIVAN, JR. 72 yrs. old	Trustee Lead Independent Trustee (Since 1999)	Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc. April 1997 to December 2011.
OFFICERS
MICHAEL BEATTIE 50 yrs. old	President (Since 2011)	Director of Client Service at SEI from 2004 to 2011. Vice President at SEI from 2009 to November 2011.
STEPHEN CONNORS 31 yrs. old	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting since December 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014. Audit Supervisor, BBD, LLP (formerly Briggs, Bunting & Dougherty, LLP), from 2007 to 2011.

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

3	Board Members oversee 42 funds in The Advisors’ Inner Circle Fund II.

4	Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

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Other Directorships Held by Board Members[4]

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, The KP Funds, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds and SEI Insurance Products Trust. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of the SEI Alpha Strategy Portfolio LP to 2013.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.
Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee/ Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and The KP Funds; Member of the independent review committee for SEI’s Canadian-registered mutual funds.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010, Director of the SEI Alpha Strategy Portfolio LP to 2013.

None.
None.

.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Name, Address, Age[1]	Position(s) Held with the Trust and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years
OFFICERS[3] (continued)
RUSSELL EMERY 52 yrs. old	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund II and Bishop Street Funds since 2006; SEI Adviser Managed Trust since 2010, New Covenant Funds since 2012; SEI Insurance Products Trust and The KP Funds since 2013; The Advisors’ Inner Circle Fund III, O’Connor EQUUS since 2014.
DIANNE M. DESCOTEAUX 38 yrs. old	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010.
BRIDGET E. SUDALL 35 yrs. old	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Anti-Money Laundering Compliance Officer and Privacy Officer since 2015. Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, April 2011 to March 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, July 2007 to April 2011.
LISA WHITTAKER 37 yrs. old	Vice President and Assistant Secretary (Since 2013)	Attorney, SEI Investments Company (2012-present). Associate Counsel, The Glenmede Trust Company (2011-2012). Associate, Drinker Biddle & Reath LLP (2006-2011).
JOHN Y. KIM 34 yrs. old	Vice President and Secretary (Since 2014)	Attorney, SEI Investments Company (2014-present). Associate Stradley Ronon Stevens & Young (2009-2014).

1	Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

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Other Directorships Held by Officer

None.
None.
None.
None.
None.

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DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (February 1, 2015 to July 31, 2015).

The table on the following page illustrates your Fund’s costs in two ways.

•  Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 02/01/15	Ending Account Value 07/31/15	Annualized Expense Ratios	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$930.10	1.64%	$7.85
Hypothetical 5% Return	$1,000.00	$1,016.66	1.64%	$8.20

*	Expenses are equal to the Fund’s annualized expense ratio (including dividend expense and prime broker fees on securities sold short) multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period).

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NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders who do not have a July 31, 2015 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2015 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2015, the Fund is designating the following items with regard to distributions paid during the period.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Interest Related Dividend(3)	Short Term Capital Gain Distributions(4)
0.00%	100.0%	100.00%	100.00%	100.00%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(4)

The percentage of this column represents the amount of “Short Term Capital Gain Dividend” is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

GRT Absolute Return Fund

P.O. Box 219009

Kansas City, MO 64121-9009

Investment Adviser:

GRT Capital Partners, L.L.C.

One Liberty Square

Floor 11

Boston, MA 02109

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave., N.W.

Washington, DC 20004

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

GRT-AR-002-0500

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Advisors’ Inner Circle Fund II (the “Trust”).

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2015			2014
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$497,660	N/A	N/A	$508,490	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2015	2014
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $10,800 and $10,500 for 2015 and 2014, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: October 7, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: October 7, 2015